UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-08683

TANAKA Funds, Inc.

 (Exact name of registrant as specified in charter)

369 Lexington Avenue, 20th Floor, New York, NY 10017

 (Address of principal executive offices)             (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights Ohio 44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  877-482-6252

Date of fiscal year end:   November 30

Date of reporting period:  May 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant  is required to disclose the  information  specified by Form N-CSR, and the  Commission  will make this  information  public.  A  registrant  is not required to respond to the  collection  of  information  contained in Form N-CSR unless the Form  displays a  currently  valid  Office of  Management  and Budget ("OMB")  control number.  Please direct comments  concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to Secretary,  Securities and Exchange Commission,  450 Fifth Street, NW, Washington,  DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

Item 1.  Reports to Stockholders.

TANAKA GROWTH FUND

SEMI-ANNUAL REPORT

May 31, 2012

(Unaudited)

Fund Advisor:

Tanaka Capital Management, Inc.

369 Lexington Avenue

New York, NY 10017

Toll Free (877) 4TANAKA

TANAKA GROWTH FUND

PORTFOLIO ILLUSTRATION

MAY 31, 2012 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

TANAKA Growth Fund
Schedule of Investments
May 31, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 96.92%

Accident & Health Insurance - 4.13%
10,685	Aflac, Inc.	$ 428,255

Beverages - 1.34%
2,055	Pepsico, Inc.	139,432

Biological Products - 0.06%
112,817	Mymetics Corp. (Switzerland) *	6,205

Cigarettes - 5.58%
11,590	Altria Group, Inc.	373,082
2,435	Philip Morris International, Inc.	205,782
		578,864
Computer & Office Equipment - 3.23%
1,735	International Business Machines Corp.	334,681

Computer Storage Devices - 1.09%
16,065	STEC, Inc. *	113,419

Crude Petroleum & Natural Gas - 8.86%
4,625	Anadarko Petroleum Corp.	282,125
39,500	Harvest Natural Resources, Inc. *	216,855
66,110	Sandridge Energy, Inc. *	419,798
		918,778
Electric Housewares & Fans - 1.51%
4,970	Helen of Troy Corp. (Bermuda) *	156,456

Electrical Industrial Apparatus - 5.25%
65,180	Zoltek Companies, Inc. *	544,253

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.84%
20,885	General Electric Co.	398,695

Electronic Computers - 8.18%
1,470	Apple Inc. *	849,263

Fire, Marine & Casualty Insurance - 1.21%
3,815	Axis Capital Holdings Ltd.	125,513

Industrial Instruments for Measurement, Display, and Control - 1.89%
22,740	Rudolph Technologies Inc. *	196,019

Measuring & Controlling Device - 3.72%
24,860	Nanometrics, Inc. *	386,076

Oil & Gas Field Exploration Services - 1.96%
25,100	Kodiak Oil & Gas Corp. *	203,561

Petroleum Refining - 0.72%
950	Exxon Mobil Corp.	74,698

Pharmaceutical Preparations - 1.76%
90,522	Catalyst Pharmaceuticals Partners, Inc. *	50,910
28,261	Catalyst Pharmaceuticals Partners, Inc. Warrants *	0
2,715	Valeant Pharmaceuticals, Inc. (Canada) *	132,112
		183,022
Plastics Foam Products - 3.06%
65,710	China XD Plastics Co., Ltd. (China) *	317,379

Primary Smelting & Refining of Nonferrous Metals - 0.07%
27,365	Blue Earth Refineries, Inc. (China)	6,841

Radio & TV Broadcasting & Communications Equipment - 4.23%
7,659	Qualcomm, Inc.	438,937

Retail-Auto Parts - 1.59%
38,225	Motorcar Parts America, Inc. *	165,132

Retail-Drug Stores and Proprietary Stores - 1.55%
5,260	Walgreen Co.	160,535

Retail-Eating Places - 1.97%
2,900	Yum! Brands, Inc.	204,044

Security Brokers, Dealers & Flotation Companies - 1.98%
6,457	Stifel Financial Corp. *	205,268

Semiconductors & Related Devices - 5.63%
16,065	Intel Corp.	415,120
25,555	O2Micro International Ltd. ADR *	111,420
9,655	Sigma Designs, Inc. *	57,737
		584,277
Services-Medical Laboratories - 2.07%
11,194	Bio-Reference Laboratories, Inc. *	215,261

Special Industry Machinery - 10.56%
11,105	ASML Holdings NV (Netherlands)	508,720
211,750	Mattson Technology, Inc. *	374,797
6,105	Veeco Instruments, Inc. *	211,721
		1,095,238
Surgical & Medical Instruments & Apparatus - 0.67%
720	Bard C R, Inc.	69,977

Telephone & Telegraph Apparatus - 0.00%
127	Nortel Networks Corp. (Canada)	2

Telephone Communications (No Radio Telephone) - 0.98%
51,145	Multiband Corp. *	101,778

Wholesale-Industrial Machinery & Equipment - 8.23%
5,656	KHD Humboldt Wedag International AG (Germany) *	35,520
119,428	MFC Industrial Ltd. (Canada)	818,082
		853,602
Wholesale-Petroleum & Petroleum Products - 0.00%
245,630	Fuelnation, Inc. *	0

TOTAL FOR COMMON STOCKS (Cost $11,133,030) - 96.92%		10,055,461

SHORT TERM INVESTMENTS - 3.05%
316,782	Huntington Conservative Deposit Account 0.08% ** (Cost $316,782)	316,782

TOTAL INVESTMENTS (Cost $11,449,812) - 99.97%		10,372,243

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.03%		3,526

NET ASSETS - 100.00%		$ 10,375,769

ADR - American Depository Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$ 10,055,461	-	-	$ 10,055,461
	Short-Term Investments:
	Huntington Conservative Deposit Account	316,782	-	-	316,782

		$ 10,372,243	-	-	$ 10,372,243

There were no significant transfers into or out of Level 1, Level 2, or Level 3 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

TANAKA Growth Fund
Statement of Assets and Liabilities
May 31, 2012 (Unaudited)

Assets:
Investments, at Value (Cost $11,449,812)	$ 10,372,243
Receivables:
Securities Purchased	12,041
Dividends and Interest	13,127
Prepaid Expenses	22,820
Total Assets	10,420,231
Liabilities:
Distribution (12b-1) Fees Payable (Note 3)	5,893
Due to Advisor (Note 3)	3,777
Administration Fees (Note 3)	890
Shareholder Redemptions	734
Other Accrued Expenses	33,168
Total Liabilities	44,462
Net Assets	$ 10,375,769

Net Assets Consist of:
Capital Stock	$ 9,146
Paid In Capital	22,555,873
Accumulated Net Investment Loss	(71,348)
Accumulated Realized Loss on Investments	(11,040,333)
Unrealized Depreciation in Value of Investments	(1,077,569)
Net Assets, for 914,607 Shares Outstanding	$ 10,375,769

Net Asset Value and Offering Price Per Share	$ 11.34

Minimum Redemption Price Per Share ($11.34*0.98) (Note 5)	$ 11.11

The accompanying notes are an integral part of these financial statements.

TANAKA Growth Fund
Statement of Operations
For the six months ended May 31, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $2,733)	$ 69,648
Money Fund Dividends	7
Other Income	6
Total Investment Income	69,661

Expenses:
Advisory Fees (Note 3)	57,558
Legal Fees	8,426
Transfer Agent Fees	29,801
Distribution Fees (Note 3)	14,388
Audit Fees	6,015
Administrative Fees (Note 3)	5,755
Custody Fees	3,084
Insurance Fees	3,072
Miscellaneous Fees	6,118
Registration Fees	11,131
Printing and Mailing Fees	18,343
Total Expenses	163,691
Fees Waived and Reimbursed by the Advisor (Note 3)	(22,682)
Net Expenses	141,009

Net Investment Loss	(71,348)

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(436,621)
Net Change in Unrealized Appreciation on Investments	769,359
Realized and Unrealized Gain on Investments	332,738

Net Increase in Net Assets Resulting from Operations	$ 261,390

The accompanying notes are an integral part of these financial statements.

TANAKA Growth Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	5/31/2012	11/30/2011
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (71,348)	$ (98,732)
Net Realized Gain (Loss) on Investments	(436,621)	900,237
Unrealized Appreciation (Depreciation) on Investments	769,359	(2,440,612)
Net Increase (Decrease) in Net Assets Resulting from Operations	261,390	(1,639,107)

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	-
Total Distributions	-	-

Capital Share Transactions (Note 5)	(583,171)	9,321,261

Total Increase (Decrease)	(321,781)	7,682,154

Net Assets:
Beginning of Period	10,697,550	3,015,396

End of Period (Including Undistributed Net Investment Income (Loss) of $(71,348)
and $0, respectively)	$ 10,375,769	$ 10,697,550

The accompanying notes are an integral part of these financial statements.

TANAKA Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	5/31/2012		11/30/2011	11/30/2010	11/30/2009	11/30/2008	11/30/2007

Net Asset Value, at Beginning of Period	$ 11.12		$ 11.82	$ 11.19	$ 7.94	$ 16.26	$ 13.68

Income From Investment Operations:
Net Investment Loss *	(0.08)		(0.11)	(0.22)	(0.13)	(0.22)	(0.28)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.30		(0.59)	0.85	3.38	(8.10)	2.86
Total from Investment Operations	0.22		(0.70)	0.63	3.25	(8.32)	2.58

Distributions	-		-	-	-	-	-

Redemption Fees ***	-		-	-	-	-	-

Net Asset Value, at End of Period	$ 11.34		$ 11.12	$ 11.82	$ 11.19	$ 7.94	$ 16.26

Total Return **	1.98%		(5.92)%	5.63%	40.93%	(51.17)%	18.86%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 10,376		$ 10,698	$ 3,015	$ 3,382	$ 2,709	$ 5,510
Before Waivers or Recoupments
Ratio of Expenses to Average Net Assets	2.84%	(a)	2.63%	3.22%	3.38%	2.67%	2.47%
Ratio of Net Investment Loss to Average Net Assets	(1.63)%	(a)	(1.10)%	(2.56)%	(2.39)%	(1.92)%	(1.87)%
After Waivers or Recoupments
Ratio of Expenses to Average Net Assets	2.45%	(a)	2.45%	2.45%	2.45%	2.45%	2.45%
Ratio of Net Investment Loss to Average Net Assets	(1.24)%	(a)	(0.91)%	(1.80)%	(1.46)%	(1.71)%	(1.85)%
Portfolio Turnover	6.34%		54.24%	45.47%	16.46%	18.45%	21.87%

(a) Annualized
* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends, if any.
*** The Fund will impose a 2.00% redemption fee on shares redeemed within 5 days of purchase.
The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2012 (UNAUDITED)

NOTE 1. ORGANIZATION

The TANAKA  Growth Fund (the "Fund") was  organized as a series of TANAKA Funds, Inc.,  a Maryland  corporation  (the  "Company")  on November 5, 1997;  the Fund commenced  operations  on December 30, 1998.  The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company.  The Fund's investment objective is to provide growth of capital. The Investment Advisor of the Fund is Tanaka Capital Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security  Valuation - Equity  securities are valued by using  market quotations,  but may be valued on the  basis of  prices  furnished  by a pricing service  when the  Advisor  believes  such  prices  accurately  reflect the fair market  value of such  securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When  market  quotations  are not readily available,  when the Advisor  determines that the market  quotation or the price provided by the pricing  service does not accurately  reflect the current market value  or  when  restricted  or  illiquid  securities  are  being  valued,  such securities  are  valued  as  determined  in  good  faith  by  the  Advisor,   in conformity with guidelines adopted by and subject to review of the Board.

Fixed income  securities  generally are valued by using market  quotations,  but may be valued on the basis of prices  furnished  by a pricing  service  when the Advisor  believes such prices  accurately  reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor  decides that a price  provided by the pricing  service does not  accurately  reflect the fair market value of the  securities,  when prices are not readily  available  from a pricing  service,  or when  restricted or illiquid  securities are being valued, securities  are  valued  at  fair  value  as  determined  in good  faith  by the Advisor,  subject  to  review  of the  Board.  Short-term  investments  in fixed income  securities with maturities of less than 60 days when acquired,  or which subsequently  are within 60 days of maturity,  are valued by using the amortized cost method of valuation,  which the Board has  determined  will  represent fair value.

Fair Value Pricing – The Board of Directors has delegated to the Advisor responsibility for determining the value of the Fund’s portfolio securities under certain circumstances.  Under such circumstances, the Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances.  The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Fund has adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Fund invests the majority of its assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculates its NAV as of the time those exchanges close.  However, the Fund may invest in securities on foreign exchanges or in illiquid or restricted securities.  Accordingly, there may be circumstances under which the Fund would hold a security that would need to be fair value priced.  Examples of when it would be likely that the Fund security would require fair value pricing include but are not limited to: if the exchange on which a portfolio security trades were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities’ exchange had closed but before the Fund’s NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations.

When a security is fair value priced, it means that the Advisor is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available.  Accordingly, there is always the possibility that the Advisor’s calculations concerning security value could be wrong, and as a result, the Fund’s NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2012 (UNAUDITED)

Following the calculation of security  values in terms of the currency in which the market  quotation used is expressed  ("local  currency"),  the pricing agent shall,  prior  to the  next  determination  of the  NAV  of the  Fund's  shares, calculate  these values in terms of U.S. dollars on the basis of the conversion of the local  currencies (if other than U.S. dollars) into U.S. dollars at the rates  of  exchange  prevailing  at the  valuation  time  as  determined  by the pricing agent.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under sub-chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable income to its shareholders.  Therefore, no federal tax provision is required.  If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.   The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income less foreign taxes withheld is  recorded  on  the ex-dividend   date  and  interest  income  is  recorded  on  an  accrual  basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis.  The Fund intends to distribute its net realized long-term capital  gains and its net  realized  short term capital  gains at least once a year.  Distributions to shareholders which are determined in accordance with income tax regulations and are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.   These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified  in the  components  of the net  assets  based  on  their  ultimate characterization  for federal  income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates - The   preparation  of  financial   statements  in  conformity   with  accounting principles   generally  accepted  in  the  United  States  of   America requires management to make estimates and  assumptions  that affect the reported  amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements  and the reported  amounts of increases and  decreases  in net  assets  from  operations  during the  reporting  period. Actual results could differ from those estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Tanaka Capital Management, Inc. (the "Advisor") to manage the Fund's investments and act as Administrator to the Fund.  The Advisor was organized as a Delaware corporation in 1986.  Graham Y. Tanaka, portfolio manager and President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio. Certain officers of the Advisor serve as director and officers of the Fund.

Under the terms of an Investment Advisory Agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval by the Board.  As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund.  For the six months ended May 31, 2012, the Advisor earned a fee of $57,558 from the Fund. The Advisor  has  contractually  agreed to waive all or a portion of its  management fees and/or reimburse the Fund for the expenses  it incurs,  but only to the extent  necessary to maintain

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2012 (UNAUDITED)

total annual operating expenses at 2.45% of the average daily net assets, through  November 30, 2012. For the six months ended May 31, 2012, the Advisor waived $22,682 of fees. At May 31, 2012, the Fund owed the Advisor $3,777 for advisory fees.

The Fund has agreed that any operating expenses of the Fund reimbursed or waived by the Advisor shall be repaid to the Advisor by the Fund in the first, second and third fiscal years following the year ending November 30, if the total expenses for the Fund for each such year or years, after giving effect to the repayment, do not exceed 2.45% of the average daily net assets (or any lower expense limitation or limitations to which the Advisor may agree). At November 30, 2011, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Amount
November 30, 2009	November 30, 2012	$26,889
November 30, 2010	November 30, 2013	$25,924
November 30, 2011	November 30, 2014	$20,242

Under the terms of the Administrative Agreement, the Advisor will provide administrative services which are necessary for the day-to-day operations of the Fund.  As compensation for the administrative services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Fund.  For the six months ended May 31, 2012, the Advisor earned a fee of $5,755 from the Fund.  At May 31, 2012, the Fund owed the Advisor $890 for administrative fees.

The  Fund has  adopted  a plan  pursuant  to Rule  12b-1 under  the  Investment Company Act of 1940 for each class of shares  authorized  (each  such  plan,  a "Distribution  Plan"). The Fund is obligated to pay a fee computed and accrued daily at an annual rate of 0.25% of the average daily net assets. The 12b-1 fees are paid to securities dealers and other financial institutions and organizations as compensation for services in connection with sales of shares of the Fund. Total fees incurred under the Distribution Plan for the six months ended May 31, 2012, were $14,388.  For the six months ended May 31, 2012, the Advisor earned 12b-1 fees of $8,959.  At May 31, 2012, the Fund owed $5,893 in 12b-1 fees, of which $4,493 is due to the Advisor.

NOTE 4. INVESTMENTS

For the six months ended May 31, 2012, purchases and sales of investment securities, other than short-term investments and short-term government investments were as follows:

Amount
Purchases	$717,035
Sales	$1,667,610

NOTE 5. CAPITAL SHARES

The Company is authorized to issue up to 250,000,000 shares of common stock, par value $0.01 per share, of which it currently has allocated 150,000,000 shares to the Fund.  Par value and paid in capital at May 31, 2012, was $22,565,019. Capital share transactions for the six months ended May 31, 2012, and the year ended November 30, 2011, respectively, were as follows:

	Six Months Ended 5/31/12		Year Ended 11/30/11
	Shares	$ Amount	Shares	$ Amount
Shares sold	7,552	$ 95,442	12,603	$ 153,817
Tax Free Exchange from Embarcadero	-	-	815,155	10,689,095
Shares issued in reinvestment of distributions	-	-	-	-
Shares redeemed	(55,312)	(678,613)	(120,397)	(1,521,651)
Net increase (decrease)	(47,760)	$(583,171)	707,361	$ 9,321,261

Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed within 5 days after their purchase.  For the six months ended May 31, 2012, no redemption fees were collected by the Fund from shareholder transactions.

NOTE 6.   ACQUISITION OF EMBARCADERO FUNDS

On December 23, 2010, the shareholders of the Embarcadero Absolute Return Fund and the Embarcadero Market Neutral Fund, collectively “Embarcadero Funds”, each a separate series of Embarcadero Funds, Inc., voted to approve a Plan of Reorganization

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2012 (UNAUDITED)

wherein the Fund acquired the assets and liabilities of each Embarcadero Fund in exchange for an equal value of shares of the Fund. The result of the Reorganization is that the Embarcadero Funds shareholders are now shareholders of the Fund, and the assets of the Embarcadero Funds are now assets of the Tanaka Growth Fund.

The Reorganization closed on January 25, 2011. At the time of the closing, the Fund acquired approximately $10,689,095 in assets and gained approximately 4,779 new shareholder accounts. It is anticipated that the Fund will be able to utilize some of the Embarcadero Funds’ capital loss carry-forwards. See Note 7.

NOTE 7.   TAX MATTERS

The Fund absorbed $25,114,907 of accumulated losses from the Embarcadero Funds at the time of the Reorganization.  As of November 30, 2011, the tax basis components of distributable earnings, was as follows:

Undistributed ordinary income		$ -

Capital loss carry-forwards expiring +:	11/30/2012	($ 5,682,743)
	11/30/2013	(679,356)
	11/30/2014	(116,183)
	11/30/2016	(3,170,179)
	11/30/2017	(955,251)
($10,603,712)

As of March 31, 2012, unrealized appreciation (depreciation) and cost of investment securities were as follows:

Gross unrealized appreciation on investment securities	$ 927,249
Gross unrealized depreciation on investment securities	(2,004,818)
Net unrealized depreciation on investment securities	$ (1,077,569)

Tax Cost of investment securities *	$ 11,449,813

* Includes short-term investment.

+ The capital loss carry-forwards will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carry-forward remains.

The Fund had a capital loss carry-forwards in the amount of $14,226,147 that expired at November 30, 2011.  The Fund recorded a reclassification from accumulated net realized losses to paid-in-capital in this amount.

NOTE 8.  NEW ACCOUNTING PRONOUNCEMENT

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

	TANAKA Growth Fund
	Expense Illustration
	May 31, 2012 (Unaudited)

	Expense Example

	As a shareholder of the TANAKA Growth Fund, you incur ongoing costs which typically consist of management fees;
	distribution and service (12b-1) fees; transaction fees such as redemption fees and ongoing costs; and other Fund
	expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund
	and to compare these costs with the ongoing costs of investing in other mutual funds.

	The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2011 through May 31, 2012.

	Actual Expenses

	The first line of the table below provides information about actual account values and actual expenses. You may
	use the information in this line, together with the amount you invested, to estimate the expenses that you paid
	over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
	$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid
	During Period" to estimate the expenses you paid on your account during this period.

	Hypothetical Example for Comparison Purposes

	The second line of the table below provides information about hypothetical account values and hypothetical
	expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses,
	which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate
	the actual ending account balance or expenses you paid for the period. You may use this information to compare
	the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with
	the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	December 1, 2011	May 31, 2012	December 1,2011 to May 31,2012

Actual	$1,000.00	$1,019.78	$12.37
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,012.75	$12.33

	* Expenses are equal to the Fund's annualized expense ratio of 2.45%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

TANAKA GROWTH FUND

DIRECTORS AND OFFICERS

MAY 31, 2012 (UNAUDITED)

The following table provides information regarding each Director who is not an interested person of the Company, as defined in the 1940 Act.

Name (Age)	Position(s) Held with Company (Length of Time Served)	Principal Occupations During Past 5 Years	Other Directorships Held by Director
David M. Fox (63)	Director (since 1997)	President and CEO of David Fox & Associates, a television programming sales firm, since 2001.	None
Thomas R. Schwarz (75)	Director (since 1997)	Retired; President and COO of Dunkin Donuts, Inc. from 1966 to 1989; CEO of Grossmans, Inc. from 1989 to 1994.	TransAct Technologies, Inc.
Michael E. Nelson (50)	Director (since 2007)	Senior Associate, CB Richard Ellis; Treasurer, Greenwich Audubon Society; Member, Real Estate Finance Association of Fairfield County; Member, Building Owners and Managers Association.	None

The following table provides information regarding each Director who is an interested person of the Company, as defined in the 1940 Act, and each officer of the Company.

Name (Age)	Position(s) Held with Company (Length of Time Served)	Principal Occupations During Past 5 Years	Other Directorships Held by Director
Graham Y. Tanaka (63) *	Chairman, CEO and President (since 1997)	President of Tanaka Capital Management, Inc. since 1986.	TransAct Technologies, Inc.
Samuel Morrow (27)	Treasurer, Secretary, CFO and CCO (since 2007)	Vice President at Tanaka Capital Management, Inc. since 2006.	None

* “Interested person”, as defined in the 1940 Act, of the Fund because of the affiliation with Tanaka Capital Management, Inc.

The Directors were paid no fees for the six months ended May 31, 2012.

Each Director serves until the next annual meeting of shareholders or until his successor is duly elected. The Fund is not in a family of funds or a fund complex, and the only fund overseen by the Board is the Fund.

The address of each Director and Officer is c/o Tanaka Capital Management, Inc., 369 Lexington Avenue, New York, New York 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the trustees and is available, without charge, upon request. You may call toll-free 1-877-4TANAKA to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING AND QUARTERLY PORTFOLIO SCHEDULE

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request (1) by calling the Fund at 1-877-4TANAKA and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on February 28 and August 31.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-4TANAKA.

DIRECTORS

Graham Y. Tanaka

David M. Fox

Thomas R. Schwarz

Michael E. Nelson

OFFICERS

Graham Y. Tanaka, Chairman and President

Samuel Morrow, Treasurer, Secretary, CFO, and Chief Compliance Officer

INVESTMENT ADVISOR

Tanaka Capital Management, Inc.

369 Lexington Avenue

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

David Jones & Associates, P.C.

395 Sawdust Rd., Suite 2148

The Woodlands, TX 77380

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

The Fund’s Statement of Additional Information includes additional information about the Fund and is available upon request at no charge by calling the Fund.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  A copy of registrant’s code of ethics will be provided to any person who requests it, without charge.  To receive a copy of the registrant's code of ethics, write to the Fund at Tanaka Funds, Inc., 369 Lexington Avenue, 20th Floor, New York, NY  10017.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by this report, the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that Mr. David Fox is an audit committee financial expert.  Mr. David Fox is independent for purposes of this Item 3.  He has acquired his attributes through education and experience.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By      /s/ Graham Tanaka

*

       Graham Tanaka, President

Date     August 9, 2012

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Graham Tanaka

*

       Graham Tanaka, President

Date  August 9, 2012

By    /s/ Samuel Morrow

*

       Samuel Morrow, Chief Financial Officer

Date  August 9, 2012

* Print the name and title of each signing officer under his or her signature.